RELATED PARTY TRANSACTIONS - Compensation of Key Management Personnel (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Related Party [Abstract]
Salaries and other benefits	$ 7.2	$ 5.8
Retirement benefits	2.1	2.4
Share-based payments	4.2	2.6
Key management personnel compensation	$ 13.5	$ 10.8